Pensions - Schedule of Principal Assumptions used in Determining Defined Benefit Obligations (Details) - Final Salary Defined Benefit Pension Plan	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.80%
Price inflation	2.00%
Rate of salary increase	2.50%
Pension increases for in-payment benefits	1.75%